Subsequent Events (Details Narrative) ft² in Thousands								1 Months Ended				3 Months Ended		12 Months Ended
	Apr. 06, 2025 USD ($)	Apr. 06, 2025 ILS (₪)	Mar. 31, 2025 shares	Mar. 26, 2025 USD ($)	Mar. 11, 2025 USD ($) shares	Feb. 16, 2025 USD ($)	Feb. 16, 2025 ILS (₪)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2024 ILS (₪) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Short term loan												$ 39,000
Shares issued | shares												1,000,000
Proceeds from debt finincing												$ 31,000
Lease facilities area | ft²														130	130
ISRAEL
Severance pay for employees														$ 71,000	₪ 263,000	$ 113,000	₪ 415,000
Equity Purchase Agreement [Member]
Investment amount					$ 15,000,000
Investment put notice amount					$ 500,000
Equity Purchase Agreement [Member] | Common Stock [Member]
Shares issued | shares					1,000,000
Maximum percentage of shares outstanding					9.99%
Purchase Agreement [Member]
Bear interest rate				9.00%
Debt face amount				$ 31,200
Unsecured principal amount				10,400
Proceeds from debt finincing				$ 100,000
Bank Hapoalim [Member]
Bear interest rate						9.00%	9.00%
Two Officers [Member]
Salaries								$ 2,740	₪ 10,000	$ 1,644	₪ 6,000
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Investment amount					$ 15,000,000,000
Investment put notice amount					$ 500,000,000
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Common Stock [Member]
Shares issued | shares					1,000,000,000
Maximum percentage of shares outstanding					9.99%
Subsequent Event [Member] | Purchase Agreement [Member]
Bear interest rate				9.00%
Debt face amount				$ 31,200,000
Proceeds from debt finincing				100,000,000
Subsequent Event [Member] | Purchase Agreement [Member] | Notes [Member]
Unsecured principal amount				$ 10,400,000
Subsequent Event [Member] | Bank Hapoalim [Member]
Short term loan						$ 38,000,000	₪ 140,000,000
Bear interest rate						9.00%	9.00%
Debt repayable terms						repayable in two equal installments on April 30, 2025, and May 31, 2025. In March 2025	repayable in two equal installments on April 30, 2025, and May 31, 2025. In March 2025
Subsequent Event [Member] | Director [Member] | Warrant [Member]
Shares issued | shares			3,636,634,000
Subsequent Event [Member] | Minimum [Member]
Royalty percentage	3.00%	3.00%
Subsequent Event [Member] | Minimum [Member] | Two Officers [Member]
Salaries										$ 1,644,000	₪ 6,000,000
Subsequent Event [Member] | Maximum [Member]
Royalty percentage	5.00%	5.00%
Subsequent Event [Member] | Maximum [Member] | Two Officers [Member]
Salaries								$ 2,740,000	₪ 10,000,000
Subsequent Event [Member] | Israel Innovation Authority [Member]
Project, description	the Israeli Innovation Authority (the “IIA”) to fund the development of a device for the assessment of diabetic foot ulcers before skin breakage among diabetic patients. The IIA approved the Company’s program with a budget in total amount NIS 4,603,938 (approximately $1,222,786), which includes a grant of 40% or NIS 1,841,575 (approximately $489,035).	the Israeli Innovation Authority (the “IIA”) to fund the development of a device for the assessment of diabetic foot ulcers before skin breakage among diabetic patients. The IIA approved the Company’s program with a budget in total amount NIS 4,603,938 (approximately $1,222,786), which includes a grant of 40% or NIS 1,841,575 (approximately $489,035).
Subsequent Event [Member] | Israel Innovation Authority [Member]
Advance received from affiliate	$ 171,468	₪ 644,551